Real Estate Property Completed (Details Textual) - m²	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2011
Real Estate Property Completed (Textual)
Total construction area		22,790	22,790
Four Building [Member]
Real Estate Property Completed (Textual)
Total construction area	35,350.4
Wuhan Centre China Grand Steel Market [Member]
Real Estate Property Completed (Textual)
Total construction area	222,496.6